Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (67,630)	$ 59,998	$ 63,685
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Unrealized gain on cash flow hedges	(4,880)	(6,521)	1,264
Foreign currency translation adjustment	778	253	(110)
Total other comprehensive income (loss)	(4,102)	(6,268)	1,154
Comprehensive income (loss) before noncontrolling interests	(71,732)	53,730	64,839
Less: Comprehensive income attributable to redeemable noncontrolling interest	14,069	0	0
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries	11,617	13,221	24,486
Less: Comprehensive income (loss) attributable to noncontrolling interests in GCMH	(105,174)	40,509	40,353
Comprehensive income (loss) attributable to GCM Grosvenor Inc.	$ 7,756	$ 0	$ 0